Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 8 – FEDERAL HOME LOAN BANK ADVANCES

At year-end, advances from the Federal Home Loan Bank were as follows:

	2011	2010
Maturities in 2011, fixed rate at 4.93% to 5.79% at December 31, 2010, convertible to variable if 1-month LIBOR is at or above fixed rate	$—	$3,000
Maturities in 2011, fixed rate at 2.31% to 2.88%	—	4,000
Maturities in 2012, fixed rate at 2.00%	3,000	3,000
Maturities in 2014, fixed rate at 2.86% to 2.88%	5,000	5,000

	$8,000	$15,000

Each advance is payable at its maturity date; advances may be paid prior to maturity subject to a prepayment penalty. As collateral for the advances, the Bank has approximately $52,779 and $41,660 of first mortgage loans available under a blanket lien arrangement at year-end 2011 and 2010.

Required payments over the next four years are:

2012	2.00%	$3,000
2014	2.86% to 2.88%	5,000